Securities - Summary of Contractual Maturities of the Carrying Values of Financial Instruments Held (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Securities	$ 222,866	$ 218,379
Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	222,866	218,379
Trading Securities [member]
Disclosure of financial assets [line items]
Securities	128,258	127,657
Trading Securities [member] | Canadian government debt [member]
Disclosure of financial assets [line items]
Securities	25,923	28,725
Trading Securities [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Securities	33,164	30,860
Trading Securities [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Securities	10,169	11,354
Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	1,001	1,298
Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	1,133	732
Trading Securities [member] | Corporate debt and other debt [member] | Bankers' acceptances [member]
Disclosure of financial assets [line items]
Securities	326	246
Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities	460	126
Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	21,540	21,364
Trading Securities [member] | Trading Equity Securities [member]
Disclosure of financial assets [line items]
Securities	34,542	32,952
Available-for-sale [member]
Disclosure of financial assets [line items]
Amortized cost		75,497
Fair value		75,877
Available-for-sale [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Amortized cost		29,477
Fair value		$ 29,515
Yield		2.50%
Available-for-sale [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Amortized cost		$ 9,145
Fair value		$ 9,152
Yield		1.30%
Available-for-sale [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost		$ 934
Fair value		$ 934
Yield		2.30%
Available-for-sale [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost		$ 6,519
Fair value		$ 6,497
Yield		2.20%
Available-for-sale [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Amortized cost		$ 24,396
Fair value		$ 24,459
Yield		1.80%
Available-for-sale [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Amortized cost		$ 1,608
Fair value		$ 1,601
Yield		1.10%
Available-for-sale [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Amortized cost		$ 2,514
Fair value		$ 2,503
Yield		2.50%
Available-for-sale [member] | Equities [member]
Disclosure of financial assets [line items]
Amortized cost		$ 875
Fair value		1,188
Available-for-sale [member] | Loan substitute securities [member]
Disclosure of financial assets [line items]
Amortized cost		29
Fair value		$ 28
Yield		4.30%
Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Amortized cost	48,232
Fair value	48,499
Securities measured at fair value through other comprehensive income [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Amortized cost	18,000
Fair value	$ 18,136
Yield	2.80%
Securities measured at fair value through other comprehensive income [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Amortized cost	$ 1,469
Fair value	$ 1,470
Yield	2.00%
Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	$ 2,176
Fair value	$ 2,174
Yield	2.90%
Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	$ 7,104
Fair value	$ 7,102
Yield	3.40%
Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Amortized cost	$ 17,439
Fair value	$ 17,419
Yield	1.90%
Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Amortized cost	$ 244
Fair value	$ 238
Yield	2.30%
Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Amortized cost	$ 1,578
Fair value	$ 1,554
Yield	3.10%
Securities measured at fair value through other comprehensive income [member] | Equities [member]
Disclosure of financial assets [line items]
Amortized cost	$ 197
Fair value	382
Securities measured at fair value through other comprehensive income [member] | Loan substitute securities [member]
Disclosure of financial assets [line items]
Amortized cost	25
Fair value	$ 24
Yield	5.70%
Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Amortized cost	$ 46,109	$ 14,845
Fair value	45,367	14,771
Securities measured at amortized cost [member] | Canadian government debt [member]
Disclosure of financial assets [line items]
Amortized cost	16,433
Securities measured at amortized cost [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Amortized cost	14,328
Securities measured at amortized cost [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Amortized cost	6,787
Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	1,069
Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Amortized cost	7,492
Within 3 months [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	17,079	15,541
Within 3 months [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	6,694	9,102
Within 3 months [member] | Trading Securities [member] | Canadian government debt [member]
Disclosure of financial assets [line items]
Securities	1,860	1,757
Within 3 months [member] | Trading Securities [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Securities	595	3,527
Within 3 months [member] | Trading Securities [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Securities	1,367	834
Within 3 months [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	126	85
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member] | Bankers' acceptances [member]
Disclosure of financial assets [line items]
Securities	326	246
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities	300	28
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	2,120	2,625
Within 3 months [member] | Available-for-sale [member]
Disclosure of financial assets [line items]
Amortized cost		6,430
Fair value		6,430
Within 3 months [member] | Available-for-sale [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Amortized cost		1,284
Fair value		$ 1,284
Yield		1.20%
Within 3 months [member] | Available-for-sale [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Amortized cost		$ 824
Fair value		$ 824
Yield		0.40%
Within 3 months [member] | Available-for-sale [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost		$ 960
Fair value		$ 956
Yield		1.20%
Within 3 months [member] | Available-for-sale [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Amortized cost		$ 3,332
Fair value		$ 3,336
Yield		1.30%
Within 3 months [member] | Available-for-sale [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Amortized cost		$ 5
Fair value		$ 5
Yield		1.70%
Within 3 months [member] | Available-for-sale [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Amortized cost		$ 25
Fair value		$ 25
Yield		1.60%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Amortized cost	5,699
Fair value	5,700
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Amortized cost	1,355
Fair value	$ 1,355
Yield	2.40%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Amortized cost	$ 225
Fair value	$ 225
Yield	0.60%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Amortized cost	$ 4,119
Fair value	$ 4,120
Yield	1.50%
Within 3 months [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Amortized cost	$ 4,685	$ 9
Fair value	4,687	9
Within 3 months [member] | Securities measured at amortized cost [member] | Canadian government debt [member]
Disclosure of financial assets [line items]
Amortized cost	1,762
Within 3 months [member] | Securities measured at amortized cost [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Amortized cost	69
Within 3 months [member] | Securities measured at amortized cost [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Amortized cost	2,601
Within 3 months [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Amortized cost	253
3 months to 1 year [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	25,447	31,604
3 months to 1 year [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	19,040	23,362
3 months to 1 year [member] | Trading Securities [member] | Canadian government debt [member]
Disclosure of financial assets [line items]
Securities	7,237	11,362
3 months to 1 year [member] | Trading Securities [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Securities	3,715	2,031
3 months to 1 year [member] | Trading Securities [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Securities	3,932	4,846
3 months to 1 year [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	14	63
3 months to 1 year [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities	84	22
3 months to 1 year [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	4,058	5,038
3 months to 1 year [member] | Available-for-sale [member]
Disclosure of financial assets [line items]
Amortized cost		8,190
Fair value		8,188
3 months to 1 year [member] | Available-for-sale [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Amortized cost		2,768
Fair value		$ 2,765
Yield		1.60%
3 months to 1 year [member] | Available-for-sale [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Amortized cost		$ 2,367
Fair value		$ 2,367
Yield		1.00%
3 months to 1 year [member] | Available-for-sale [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost		$ 67
Fair value		$ 67
Yield		1.60%
3 months to 1 year [member] | Available-for-sale [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Amortized cost		$ 2,917
Fair value		$ 2,918
Yield		1.50%
3 months to 1 year [member] | Available-for-sale [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Amortized cost		$ 71
Fair value		$ 71
Yield		2.00%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Amortized cost	2,038
Fair value	2,040
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Amortized cost	132
Fair value	$ 131
Yield	2.10%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Amortized cost	$ 86
Fair value	$ 86
Yield	2.40%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Amortized cost	$ 1,769
Fair value	$ 1,772
Yield	1.80%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Amortized cost	$ 51
Fair value	$ 51
Yield	1.70%
3 months to 1 year [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Amortized cost	$ 4,367	$ 54
Fair value	4,360	54
3 months to 1 year [member] | Securities measured at amortized cost [member] | Canadian government debt [member]
Disclosure of financial assets [line items]
Amortized cost	1,427
3 months to 1 year [member] | Securities measured at amortized cost [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Amortized cost	115
3 months to 1 year [member] | Securities measured at amortized cost [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Amortized cost	1,386
3 months to 1 year [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	5
3 months to 1 year [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Amortized cost	1,434
1 to 5 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	66,409	58,021
1 to 5 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	28,372	23,968
1 to 5 years [member] | Trading Securities [member] | Canadian government debt [member]
Disclosure of financial assets [line items]
Securities	7,983	8,047
1 to 5 years [member] | Trading Securities [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Securities	9,836	4,685
1 to 5 years [member] | Trading Securities [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Securities	3,456	4,843
1 to 5 years [member] | Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	114	67
1 to 5 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	215	249
1 to 5 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities	48	67
1 to 5 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	6,720	6,010
1 to 5 years [member] | Available-for-sale [member]
Disclosure of financial assets [line items]
Amortized cost		28,041
Fair value		28,093
1 to 5 years [member] | Available-for-sale [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Amortized cost		1,087
Fair value		$ 1,085
Yield		1.50%
1 to 5 years [member] | Available-for-sale [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Amortized cost		$ 5,894
Fair value		$ 5,901
Yield		1.50%
1 to 5 years [member] | Available-for-sale [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost		$ 688
Fair value		$ 690
Yield		1.60%
1 to 5 years [member] | Available-for-sale [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Amortized cost		$ 17,006
Fair value		$ 17,060
Yield		1.80%
1 to 5 years [member] | Available-for-sale [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Amortized cost		$ 1,528
Fair value		$ 1,521
Yield		0.90%
1 to 5 years [member] | Available-for-sale [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Amortized cost		$ 1,838
Fair value		$ 1,836
Yield		2.10%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Amortized cost	15,546
Fair value	15,542
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Amortized cost	2,766
Fair value	$ 2,768
Yield	2.30%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Amortized cost	$ 1,090
Fair value	$ 1,091
Yield	2.30%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	$ 59
Fair value	$ 59
Yield	1.60%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Amortized cost	$ 10,785
Fair value	$ 10,783
Yield	2.00%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Amortized cost	$ 173
Fair value	$ 169
Yield	1.70%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Amortized cost	$ 673
Fair value	$ 672
Yield	2.90%
1 to 5 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Amortized cost	$ 22,495	$ 5,960
Fair value	22,286	5,941
1 to 5 years [member] | Securities measured at amortized cost [member] | Canadian government debt [member]
Disclosure of financial assets [line items]
Amortized cost	10,863
1 to 5 years [member] | Securities measured at amortized cost [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Amortized cost	2,231
1 to 5 years [member] | Securities measured at amortized cost [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Amortized cost	2,800
1 to 5 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	1,035
1 to 5 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Amortized cost	5,566
5 to 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	20,509	18,933
5 to 10 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	11,562	8,824
5 to 10 years [member] | Trading Securities [member] | Canadian government debt [member]
Disclosure of financial assets [line items]
Securities	2,244	1,447
5 to 10 years [member] | Trading Securities [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Securities	5,119	4,145
5 to 10 years [member] | Trading Securities [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Securities	635	260
5 to 10 years [member] | Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	93	22
5 to 10 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	369	162
5 to 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities	3	4
5 to 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	3,099	2,784
5 to 10 years [member] | Available-for-sale [member]
Disclosure of financial assets [line items]
Amortized cost		5,347
Fair value		5,355
5 to 10 years [member] | Available-for-sale [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Amortized cost		1,723
Fair value		$ 1,720
Yield		3.00%
5 to 10 years [member] | Available-for-sale [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Amortized cost		$ 60
Fair value		$ 60
Yield		1.10%
5 to 10 years [member] | Available-for-sale [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost		$ 15
Fair value		$ 15
Yield		2.90%
5 to 10 years [member] | Available-for-sale [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost		$ 3,030
Fair value		$ 3,039
Yield		2.60%
5 to 10 years [member] | Available-for-sale [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Amortized cost		$ 461
Fair value		$ 464
Yield		2.80%
5 to 10 years [member] | Available-for-sale [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Amortized cost		$ 17
Fair value		$ 17
Yield		1.80%
5 to 10 years [member] | Available-for-sale [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Amortized cost		$ 41
Fair value		$ 40
Yield		2.80%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Amortized cost	4,207
Fair value	4,199
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Amortized cost	635
Fair value	$ 643
Yield	3.20%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Amortized cost	$ 67
Fair value	$ 67
Yield	1.40%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	$ 193
Fair value	$ 193
Yield	3.40%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	$ 2,662
Fair value	$ 2,657
Yield	3.60%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Amortized cost	$ 399
Fair value	$ 390
Yield	3.00%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Amortized cost	$ 15
Fair value	$ 15
Yield	1.80%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Amortized cost	$ 236
Fair value	$ 234
Yield	2.00%
5 to 10 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Amortized cost	$ 4,748	$ 4,754
Fair value	4,635	4,761
5 to 10 years [member] | Securities measured at amortized cost [member] | Canadian government debt [member]
Disclosure of financial assets [line items]
Amortized cost	2,381
5 to 10 years [member] | Securities measured at amortized cost [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Amortized cost	2,177
5 to 10 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	29
5 to 10 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Amortized cost	161
Over 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	58,474	60,112
Over 10 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	28,048	29,449
Over 10 years [member] | Trading Securities [member] | Canadian government debt [member]
Disclosure of financial assets [line items]
Securities	6,599	6,112
Over 10 years [member] | Trading Securities [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Securities	13,899	16,472
Over 10 years [member] | Trading Securities [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Securities	779	571
Over 10 years [member] | Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	794	1,209
Over 10 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	409	173
Over 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities	25	5
Over 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	5,543	4,907
Over 10 years [member] | Available-for-sale [member]
Disclosure of financial assets [line items]
Amortized cost		26,585
Fair value		26,595
Over 10 years [member] | Available-for-sale [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Amortized cost		22,615
Fair value		$ 22,661
Yield		2.70%
Over 10 years [member] | Available-for-sale [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost		$ 919
Fair value		$ 919
Yield		2.20%
Over 10 years [member] | Available-for-sale [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost		$ 1,774
Fair value		$ 1,745
Yield		2.40%
Over 10 years [member] | Available-for-sale [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Amortized cost		$ 680
Fair value		$ 681
Yield		4.60%
Over 10 years [member] | Available-for-sale [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Amortized cost		$ 58
Fair value		$ 58
Yield		4.30%
Over 10 years [member] | Available-for-sale [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Amortized cost		$ 539
Fair value		$ 531
Yield		4.10%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Amortized cost	20,520
Fair value	20,612
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Amortized cost	13,112
Fair value	$ 13,239
Yield	3.00%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt [member]
Disclosure of financial assets [line items]
Amortized cost	$ 1
Fair value	$ 1
Yield	4.20%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	$ 1,924
Fair value	$ 1,922
Yield	2.90%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	$ 4,442
Fair value	$ 4,445
Yield	3.40%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Amortized cost	$ 367
Fair value	$ 354
Yield	4.10%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Amortized cost	$ 56
Fair value	$ 54
Yield	4.50%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Amortized cost	$ 618
Fair value	$ 597
Yield	4.00%
Over 10 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Amortized cost	$ 9,814	$ 4,068
Fair value	9,399	4,006
Over 10 years [member] | Securities measured at amortized cost [member] | U.S. state, municipal and agencies debt [member]
Disclosure of financial assets [line items]
Amortized cost	9,736
Over 10 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Amortized cost	78
With no specific maturity [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	34,948	34,168
With no specific maturity [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	34,542	32,952
With no specific maturity [member] | Trading Securities [member] | Trading Equity Securities [member]
Disclosure of financial assets [line items]
Securities	34,542	32,952
With no specific maturity [member] | Available-for-sale [member]
Disclosure of financial assets [line items]
Amortized cost		904
Fair value		1,216
With no specific maturity [member] | Available-for-sale [member] | Equities [member]
Disclosure of financial assets [line items]
Amortized cost		875
Fair value		1,188
With no specific maturity [member] | Available-for-sale [member] | Loan substitute securities [member]
Disclosure of financial assets [line items]
Amortized cost		29
Fair value		$ 28
Yield		4.30%
With no specific maturity [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Amortized cost	222
Fair value	406
With no specific maturity [member] | Securities measured at fair value through other comprehensive income [member] | Equities [member]
Disclosure of financial assets [line items]
Amortized cost	197
Fair value	382
With no specific maturity [member] | Securities measured at fair value through other comprehensive income [member] | Loan substitute securities [member]
Disclosure of financial assets [line items]
Amortized cost	25
Fair value	$ 24
Yield	5.70%